File Nos. 2-32773

811-01835

As Filed with the Securities and Exchange Commission on February 4, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 79	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 62	☒

(Check appropriate box or boxes)

PIONEER SERIES TRUST XI

(formerly, Pioneer Value Fund)

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Pioneer Investment Management, Inc.,

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933. The Trust has duly caused this Post-Effective Amendment No. 79 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 4th day of February, 2014.

PIONEER SERIES TRUST XI

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on February 4, 2014:

Signature	Title

Mark E. Bradley*	Treasurer (Principal Financial and Accounting Officer)
Mark E. Bradley

David R. Bock*	Trustee
David R. Bock

Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

/s/ Daniel K. Kingsbury	President (Principal Executive Officer) and
Daniel K. Kingsbury	Trustee

Marc O. Mayer*	Trustee
Marc O. Mayer

Thomas J. Perna*	Chairman of the Board and Trustee
Thomas J. Perna

Marguerite A. Piret*	Trustee
Marguerite A. Piret

Kenneth J. Taubes*	Trustee
Kenneth J. Taubes

Stephen K. West*	Trustee
Stephen K. West

*By:	/s/ Daniel K. Kingsbury	Dated: February 4, 2014
Daniel K. Kingsbury
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description

EX-99	Power of Attorney (January 28, 2014)

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase